Segment information - Property, plant and equipment (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical location
Property, plant and equipment.	$ 7,615	$ 6,848	$ 6,413
UK
Disclosure of geographical location
Property, plant and equipment.	1,455	1,026	1,024
Sweden
Disclosure of geographical location
Property, plant and equipment.	1,508	1,142	1,023
US
Disclosure of geographical location
Property, plant and equipment.	3,055	3,233	2,986
Rest of the world
Disclosure of geographical location
Property, plant and equipment.	$ 1,597	$ 1,447	$ 1,380